AAM Transformers ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 7.0%
Alphabet, Inc. - Class A	1,908	$327,298
Bilibili, Inc. - ADR (a)	8,759	132,699
Bumble, Inc. - Class A (a)	11,736	109,614
Kanzhun, Ltd. - ADR	5,712	77,569
Meta Platforms, Inc. - Class A	677	321,460
Nintendo Company, Ltd. - ADR	18,706	256,646
Pinterest, Inc. - Class A (a)	6,582	210,295
Reddit, Inc. - Class A (a)	2,201	133,931
ROBLOX Corporation - Class A (a)	8,147	338,264
Sea, Ltd. - ADR (a)	3,588	235,732
Snap, Inc. - Class A (a)	18,617	247,978
Take-Two Interactive Software, Inc. (a)	1,761	265,083
Tencent Holdings, Ltd. - ADR	5,497	253,137
		2,909,706

Consumer Discretionary - 9.3%
Airbnb, Inc. - Class A (a)	1,981	276,468
Amazon.com, Inc. (a)	1,806	337,686
BYD Company, Ltd. - ADR	4,512	268,599
Coupang, Inc. (a)	13,292	275,809
DoorDash, Inc. - Class A (a)	2,562	283,665
Global-e Online, Ltd. (a)	4,080	140,026
Li Auto, Inc. - ADR (a)	6,095	120,315
Meituan - ADR (a)	9,382	259,506
MercadoLibre, Inc. (a)	162	270,362
Mobileye Global, Inc. - Class A (a)	3,862	81,102
NIO, Inc. - ADR (a)	25,335	112,488
PDD Holdings, Inc. - ADR (a)	1,807	232,904
Prosus NV - ADR	35,284	246,282
Rivian Automotive, Inc. - Class A (a)	11,431	187,583
Tesla, Inc. (a)	1,877	435,595
Trip.com Group, Ltd. - ADR (a)	5,058	215,117
XPeng, Inc. - ADR (a)	15,013	121,005
		3,864,512

Financials - 6.3%
Adyen NV - ADR (a)	19,686	240,169
Affirm Holdings, Inc. (a)	4,382	123,967
AvidXchange Holdings, Inc. (a)	12,316	110,105
Block, Inc. (a)	4,458	275,861
Corpay, Inc. (a)	507	147,953
Flywire Corporation (a)	7,707	141,115
Marqeta, Inc. - Class A (a)	25,079	135,176
Mastercard, Inc. - Class A	741	343,609
Pagseguro Digital, Ltd. - Class A (a)	10,138	129,563
Paymentus Holdings, Inc. - Class A (a)	6,751	142,784
Remitly Global, Inc. (a)	9,930	131,175
Shift4 Payments, Inc. - Class A (a)	1,814	124,785
StoneCo, Ltd. - Class A (a)	9,242	121,255
Toast, Inc. - Class A (a)	5,981	156,463
Visa, Inc. - Class A	1,195	317,476
		2,641,456

Industrials - 18.1%
ABB, Ltd. - ADR	4,634	257,094
AeroVironment, Inc. (a)	651	116,230
Airbus SE - ADR	6,418	242,600
AMETEK, Inc.	1,707	296,130
Axon Enterprise, Inc. (a)	1,036	310,810
Bloom Energy Corporation - Class A (a)	8,871	120,113
Boeing Company (a)	1,750	333,550
Chart Industries, Inc. (a)	906	145,938
Eaton Corporation PLC	1,057	322,163
Embraer SA - ADR (a)	4,242	131,757
Emerson Electric Company	2,689	314,909
EnerSys	1,261	138,622
Fluence Energy, Inc. (a)	5,889	96,462
Full Truck Alliance Company, Ltd. - Class A - ADR	13,986	106,294
Generac Holdings, Inc. (a)	953	148,363
Grab Holdings, Ltd. - Class A (a)	33,343	110,032
HEICO Corporation	1,305	314,949
Hexcel Corporation	1,979	131,030
Howmet Aerospace, Inc.	3,463	331,409
Hubbell, Inc.	359	142,038
John Bean Technologies Corporation	1,423	139,995
Kratos Defense & Security Solutions, Inc. (a)	6,460	145,608
Legrand SA - ADR	5,784	124,530
Lyft, Inc. - Class A (a)	8,441	101,714
MTU Aero Engines AG - ADR	990	140,045
nVent Electric PLC	1,591	115,554
Plug Power, Inc. (a)	45,399	112,136
Rocket Lab USA, Inc. (a)	29,653	155,382
Saab AB - ADR	9,566	109,722
Safran SA - ADR	4,639	255,006
Sensata Technologies Holding PLC	3,338	130,149
SMC Corporation - ADR	10,540	257,671
Spirit AeroSystems Holdings, Inc. - Class A (a)	4,397	159,391
Sunrun, Inc. (a)	9,790	171,619
Symbotic, Inc. (a)	7,891	211,558
Techtronic Industries Company, Ltd. - ADR	1,998	128,092
TransDigm Group, Inc.	221	286,023
Uber Technologies, Inc. (a)	4,803	309,649
Vertiv Holdings Company - Class A	3,309	260,418
Vestas Wind Systems AS - ADR (a)	13,596	111,555
		7,536,310

Information Technology - 56.7%(b)
Adobe, Inc. (a)	714	393,878
Advanced Energy Industries, Inc.	1,250	145,462
Advanced Micro Devices, Inc. (a)	1,983	286,504
Advantest Corporation - ADR	3,627	159,044
Alkami Technology, Inc. (a)	4,894	160,181
Ambarella, Inc. (a)	2,313	121,756
Amkor Technology, Inc.	3,994	130,444
Amphenol Corporation - Class A	4,444	285,571
Appfolio, Inc. - Class A (a)	573	126,908
Apple, Inc.	1,692	375,759
Applied Materials, Inc.	1,502	318,724
AppLovin Corporation - Class A (a)	3,545	273,319
Arista Networks, Inc. (a)	980	339,619
ARM Holdings PLC - ADR (a)	1,904	274,500
ASE Technology Holding Company, Ltd. - ADR	11,394	114,168
ASML Holding NV	253	236,985
Astera Labs, Inc. (a)	2,127	93,248
Atlassian Corporation - Class A (a)	1,592	281,099
Autodesk, Inc. (a)	1,343	332,419
Axcelis Technologies, Inc. (a)	1,053	133,047
BILL Holdings, Inc. (a)	2,567	128,247
Braze, Inc. - Class A (a)	3,592	158,264
Broadcom, Inc.	2,380	382,418
C3.ai, Inc. - Class A (a)	4,389	117,406
Cadence Design Systems, Inc. (a)	987	264,180
Camtek, Ltd.	1,118	117,390
Celestica, Inc. (a)	2,342	122,814
Cisco Systems, Inc.	7,260	351,747
Cleanspark, Inc. (a)	8,451	135,216
Clearwater Analytics Holdings, Inc. - Class A (a)	6,547	127,994
Cloudflare, Inc. - Class A (a)	4,103	317,982
Cognex Corporation	3,038	150,746
Coherent Corporation (a)	1,999	139,290
Confluent, Inc. - Class A (a)	5,106	127,752
Credo Technology Group Holding, Ltd. (a)	4,850	134,588
Crowdstrike Holdings, Inc. - Class A (a)	833	193,223
CyberArk Software, Ltd. (a)	509	130,497
Datadog, Inc. - Class A (a)	2,652	308,799
Disco Corporation - ADR	6,831	227,472
Dynatrace, Inc. (a)	2,851	125,216
Elastic NV (a)	1,178	129,191
Enphase Energy, Inc. (a)	1,072	123,398
Fair Isaac Corporation (a)	221	353,600
First Solar, Inc. (a)	1,086	234,565
Five9, Inc. (a)	3,061	136,368
Fortinet, Inc. (a)	4,860	282,074
Gitlab, Inc. - Class A (a)	3,019	154,663
GLOBALFOUNDRIES, Inc. (a)	6,056	308,917
Globant SA (a)	794	154,600
HashiCorp, Inc. - Class A (a)	3,897	131,524
HubSpot, Inc. (a)	488	242,551
Impinj, Inc. (a)	880	140,175
Infineon Technologies AG - ADR	6,349	221,834
Intel Corporation	10,828	332,853
Intuit, Inc.	582	376,758
IPG Photonics Corporation (a)	1,534	123,334
JFrog, Ltd. (a)	3,766	145,217
KLA Corporation	434	357,212
Klaviyo, Inc. - Class A (a)	5,854	153,375
Lam Research Corporation	346	318,749
Lasertec Corporation - ADR	2,673	95,025
Lightspeed Commerce, Inc. (a)	8,307	111,231
Lumentum Holdings, Inc. (a)	2,877	148,971
MACOM Technology Solutions Holdings, Inc. (a)	1,298	130,994
Marathon Digital Holdings, Inc. (a)	6,833	134,405
Marvell Technology, Inc.	4,269	285,938
Micron Technology, Inc.	2,543	279,272
Microsoft Corporation	787	329,241
Monday.com, Ltd. (a)	549	126,166
MongoDB, Inc. (a)	582	146,874
Monolithic Power Systems, Inc.	388	334,879
Nova, Ltd. (a)	558	115,210
Nutanix, Inc. - Class A (a)	2,514	126,982
NVIDIA Corporation	2,754	322,273
NXP Semiconductors NV	956	251,581
Onto Innovation, Inc. (a)	606	115,928
Palo Alto Networks, Inc. (a)	961	312,066
Power Integrations, Inc.	1,765	128,916
Procore Technologies, Inc. (a)	1,997	141,847
PTC, Inc. (a)	1,663	295,765
QUALCOMM, Inc.	1,611	291,510
Rambus, Inc. (a)	2,369	121,861
Riot Platforms, Inc. (a)	13,545	138,024
Salesforce, Inc.	1,377	356,368
Samsara, Inc. - Class A (a)	4,308	164,910
SAP SE - ADR	1,361	287,988
Seagate Technology Holdings PLC	3,019	308,451
SentinelOne, Inc. - Class A (a)	7,662	175,460
ServiceNow, Inc. (a)	478	389,278
Shopify, Inc. - Class A (a)	4,220	258,264
Silicon Laboratories, Inc. (a)	1,105	132,744
Silicon Motion Technology Corporation - ADR	1,484	103,049
SiTime Corporation (a)	1,106	156,997
Smartsheet, Inc. - Class A (a)	2,972	142,537
Snowflake, Inc. - Class A (a)	2,211	288,270
SPS Commerce, Inc. (a)	716	154,241
Squarespace, Inc. - Class A (a)	2,993	132,261
Super Micro Computer, Inc. (a)	379	265,925
Synopsys, Inc. (a)	508	283,627
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,583	262,461
Teradyne, Inc.	2,059	270,058
Tokyo Electron, Ltd. - ADR	2,365	248,680
Tyler Technologies, Inc. (a)	602	342,002
United Microelectronics Corporation - ADR	14,586	122,085
Universal Display Corporation	719	160,064
Verint Systems, Inc. (a)	3,580	129,381
Vertex, Inc. - Class A (a)	3,841	152,296
Western Digital Corporation (a)	3,870	259,483
Wolfspeed, Inc. (a)	4,817	90,800
Workday, Inc. - Class A (a)	1,346	305,704
Zeta Global Holdings Corporation - Class A (a)	7,869	168,554
Zscaler, Inc. (a)	1,603	287,498
		23,649,229

Materials - 0.4%
Arcadium Lithium PLC (a)	29,556	93,988
Aspen Aerogels, Inc. (a)	4,357	88,926
		182,914

Utilities - 2.1%
AES Corporation	6,628	117,912
Atlantica Sustainable Infrastructure PLC	5,555	122,766
NextEra Energy Partners LP	4,065	103,861
Ormat Technologies, Inc.	1,782	138,354
ReNew Energy Global PLC - Class A (a)	19,738	114,875
Vistra Corporation	3,411	270,219
		867,987
TOTAL COMMON STOCKS (Cost $38,735,816)		41,652,114

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (c)	46,858	46,858
TOTAL SHORT-TERM INVESTMENTS (Cost $46,858)		46,858

TOTAL INVESTMENTS - 100.0% (Cost $38,782,674)		41,698,972
Liabilities in Excess of Other Assets - (0.0)% (d)		(3,764)
TOTAL NET ASSETS - 100.0%		$41,695,208

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM Transformers ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$41,652,114	$–	$–	$41,652,114
Money Market Funds	46,858	–	–	46,858
Total Investments	$41,698,972	$–	$–	$41,698,972

Refer to the Schedule of Investments for further disaggregation of investment categories.